Prepayments and Other Assets	12 Months Ended
Mar. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Prepayments and other assets

2.4 Prepayments and other assets

Prepayments and other assets consist of the following:

	(Dollars in millions)
	As of
	March 31, 2025	March 31, 2024
Current
Security deposits(1)	8	9
Loans to employees(1)	29	30
Prepaid expenses (2)	360	399
Interest accrued and not due(1)	99	64
Withholding taxes and others (2)(4)	332	424
Advance payments to vendors for supply of goods (2)	48	43
Deposit with corporation(1)(3)	345	304
Deferred contract cost
Cost of obtaining a contract (2)	40	24
Cost of fulfillment(2)	59	43
Net investment in lease(1)	133	85
Other non-financial assets (2)	11	21
Other financial assets(1)	55	27
Total Current prepayment and other assets	1,519	1,473
Non-current
Loans to employees(1)	2	4
Security deposits(1)	32	31
Deposit with corporation(1)(3)	10	6
Defined benefit plan assets (2)	35	4
Prepaid expenses (2)	33	41
Deferred contract cost
Cost of obtaining a contract (2)	36	16
Cost of fulfillment(2)	103	82
Withholding taxes and others (2)(4)	63	81
Net investment in lease(1)	129	134
Other financial assets(1)	2	-
Total Non-current prepayment and other assets	445	399
Total prepayment and other assets	1,964	1,872
(1)Financial assets carried at amortized cost	844	694

(2)
Non-financial assets
(3)
Deposit with corporation represents amounts deposited to settle certain employee-related obligations as and when they arise during the normal course of business.
(4)
Withholding taxes and others primarily consist of input tax credits and VAT recoverable from tax authorities.